Debt (Summary of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified												12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 U.S. Term Loans	Dec. 31, 2013 Revolving Facility	Dec. 31, 2012 Revolving Facility	Dec. 31, 2013 Loans payable U.S. Term Loans	Dec. 31, 2012 Loans payable U.S. Term Loans	Nov. 14, 2011 Loans payable U.S. Term Loans	Dec. 31, 2013 Convertible Debt Cash Convertible Notes	Dec. 31, 2012 Convertible Debt Cash Convertible Notes	Sep. 15, 2008 Convertible Debt Cash Convertible Notes	Dec. 31, 2013 Senior Notes 2016 Senior Notes (1.800% coupon)	Jun. 18, 2013 Senior Notes 2016 Senior Notes (1.800% coupon)		Dec. 31, 2012 Senior Notes 2016 Senior Notes (1.800% coupon)		Dec. 31, 2013 Senior Notes 2016 Senior Notes (1.350% coupon)	Nov. 13, 2013 Senior Notes 2016 Senior Notes (1.350% coupon)		Dec. 31, 2012 Senior Notes 2016 Senior Notes (1.350% coupon)		Dec. 31, 2013 Senior Notes 2017 Senior Notes (7.625% coupon)	Dec. 31, 2012 Senior Notes 2017 Senior Notes (7.625% coupon)		May 12, 2010 Senior Notes 2017 Senior Notes (7.625% coupon)		Dec. 31, 2013 Senior Notes 2018 Senior Notes (2.600% coupon)	Jun. 18, 2013 Senior Notes 2018 Senior Notes (2.600% coupon)		Dec. 31, 2012 Senior Notes 2018 Senior Notes (2.600% coupon)		Dec. 31, 2013 Senior Notes 2018 Senior Notes (6.000% coupon)	Dec. 31, 2012 Senior Notes 2018 Senior Notes (6.000% coupon)		Nov. 09, 2010 Senior Notes 2018 Senior Notes (6.000% coupon)		Dec. 31, 2013 Senior Notes 2019 Senior Notes (2.550% coupon)	Nov. 13, 2013 Senior Notes 2019 Senior Notes (2.550% coupon)		Dec. 31, 2012 Senior Notes 2019 Senior Notes (2.550% coupon)		Dec. 31, 2013 Senior Notes 2020 Senior Notes (7.875% coupon)	Dec. 31, 2012 Senior Notes 2020 Senior Notes (7.875% coupon)		May 12, 2010 Senior Notes 2020 Senior Notes (7.875% coupon)		Dec. 31, 2013 Senior Notes 2023 Senior Notes (3.125% coupon)	Dec. 31, 2012 Senior Notes 2023 Senior Notes (3.125% coupon)		Dec. 12, 2012 Senior Notes 2023 Senior Notes (3.125% coupon)		Dec. 31, 2013 Senior Notes 2023 Senior Notes (4.200% coupon)	Nov. 13, 2013 Senior Notes 2023 Senior Notes (4.200% coupon)		Dec. 31, 2012 Senior Notes 2023 Senior Notes (4.200% coupon)		Dec. 31, 2013 Senior Notes 2043 Senior Notes (5.400% coupon)	Jun. 18, 2013 Senior Notes 2043 Senior Notes (5.400% coupon)		Dec. 31, 2012 Senior Notes 2043 Senior Notes (5.400% coupon)		Dec. 31, 2013 Senior Notes Other	Dec. 31, 2012 Senior Notes Other
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage											3.75%		1.80%	[1]				1.35%	[2]						7.625%	[3]		2.60%	[4]						6.00%	[3]		2.55%	[1]						7.875%	[3]				3.125%	[1]		4.20%	[5]				5.40%	[5]
Long-term debt	$ 7,586,461	$ 5,431,948	$ 1,156,250	$ 60,000	$ 0	$ 0	$ 1,156,250	$ 1,250,000	$ 1,828,301	$ 1,136,768		$ 499,241 [1]			$ 0	[1]	$ 499,713 [2]			$ 0	[2]	$ 0 [3]	$ 550,000	[3]			$ 648,774 [4]			$ 0	[4]	$ 811,313 [3]	$ 826,974	[3]			$ 498,789 [1]			$ 0	[1]	$ 1,012,003 [3]	$ 1,013,372	[3]			$ 733,207 [1]	$ 748,452	[1]			$ 498,074 [5]			$ 0	[5]	$ 496,914 [5]			$ 0	[5]	$ 132	$ 132
Long-term debt, current maturities	2	94,752
Long-term debt, excluding current maturities	$ 7,586,459	$ 5,337,196
Equivalent percentage of redeemed amount												100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%
Debt instrument, basis spread on variable rate												0.20%					0.125%					0.50%					0.30%					0.50%					0.20%					0.50%					0.20%					0.25%					0.25%

[1]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.20% plus, in each case, accrued and unpaid interest.
[2]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.125% plus, in each case, accrued and unpaid interest.
[3]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.
[4]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.30% plus, in each case, accrued and unpaid interest.
[5]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% plus, in each case, accrued and unpaid interest.